Eaton Vance
Short Duration High Income Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 0.0%
Security	Shares	Value
Technology — 0.0%
Riverbed Technology, Inc.(1)(2)(3)	423	$ 0
Total Common Stocks (identified cost $6,785)		$ 0

Convertible Bonds — 0.8%
Security	Principal Amount (000's omitted)	Value
Containers — 0.4%
CryoPort, Inc., 0.75%, 12/1/26(4)	$437	$ 342,950
		$ 342,950
Leisure — 0.4%
Peloton Interactive, Inc., 0.00%, 2/15/26	$398	$ 305,516
		$ 305,516
Total Convertible Bonds (identified cost $699,425)		$ 648,466

Convertible Preferred Stocks — 0.0%
Security	Shares	Value
Technology — 0.0%
Riverbed Technology, Inc., Series A, 6.50%, (1.50% cash, 5.00% PIK)(1)(3)	590	$ 0
Total Convertible Preferred Stocks (identified cost $17,694)		$ 0

Corporate Bonds — 88.6%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 3.8%
Bombardier, Inc., 7.50%, 3/15/25(4)	216	$ 217,518
Rolls-Royce PLC, 3.625%, 10/14/25(4)	500	473,255
Spirit AeroSystems, Inc., 7.50%, 4/15/25(4)	600	600,387
TransDigm UK Holdings PLC, 6.875%, 5/15/26	750	747,002
TransDigm, Inc., 6.25%, 3/15/26(4)	910	905,920
		$ 2,944,082
Security	Principal Amount* (000's omitted)	Value
Air Transportation — 3.7%
Air Canada Pass-Through Trust, 10.50%, 7/15/26(4)	250	$ 271,263
American Airlines, Inc., 7.25%, 2/15/28(4)	150	149,057
American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26(4)	1,100	1,084,586
Delta Air Lines, Inc., 2.90%, 10/28/24	275	264,431
Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, 9/20/25(4)	500	504,822
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.875%, 5/1/27(4)	675	626,695
		$ 2,900,854
Automotive & Auto Parts — 4.1%
Ford Motor Credit Co., LLC:
3.37%, 11/17/23	200	$ 198,176
3.375%, 11/13/25	400	374,351
3.664%, 9/8/24	663	643,203
5.125%, 6/16/25	850	828,368
5.584%, 3/18/24	1,200	1,192,603
		$ 3,236,701
Broadcasting — 2.3%
Banijay Entertainment SASU, 5.375%, 3/1/25(4)	700	$ 684,883
Sirius XM Radio, Inc., 3.125%, 9/1/26(4)	330	298,083
Townsquare Media, Inc., 6.875%, 2/1/26(4)	162	156,278
Univision Communications, Inc., 5.125%, 2/15/25(4)	640	627,899
		$ 1,767,143
Cable & Satellite TV — 0.9%
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.50%, 5/1/26(4)	377	$ 368,406
CSC Holdings, LLC, 5.25%, 6/1/24	325	303,393
		$ 671,799
Capital Goods — 0.5%
Patrick Industries, Inc., 7.50%, 10/15/27(4)	400	$ 393,696
		$ 393,696
Chemicals — 2.1%
Avient Corp., 5.75%, 5/15/25(4)	500	$ 493,495
Compass Minerals International, Inc., 6.75%, 12/1/27(4)	360	351,138
NOVA Chemicals Corp., 4.875%, 6/1/24(4)	819	799,286
		$ 1,643,919
Consumer Products — 2.1%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(4)	328	$ 309,967

Eaton Vance
Short Duration High Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Consumer Products (continued)
Mattel, Inc., 3.375%, 4/1/26(4)	400	$ 372,314
Newell Brands, Inc.:
4.70%, 4/1/26	635	603,335
4.875%, 6/1/25	380	368,037
		$ 1,653,653
Containers — 3.4%
Ball Corp.:
4.00%, 11/15/23	342	$ 338,888
5.25%, 7/1/25	274	271,846
Canpack S.A./Canpack US, LLC, 3.125%, 11/1/25(4)	400	371,052
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	500	483,806
Graphic Packaging International, LLC, 4.125%, 8/15/24	370	362,084
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(4)	500	500,224
Trivium Packaging Finance B.V., 5.50%, 8/15/26(4)	350	332,878
		$ 2,660,778
Diversified Financial Services — 2.4%
Ally Financial, Inc., 5.75%, 11/20/25	400	$ 388,110
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26	300	281,541
Navient Corp.:
6.125%, 3/25/24	388	386,916
7.25%, 9/25/23	300	300,489
PRA Group, Inc., 7.375%, 9/1/25(4)	136	131,109
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc., 2.875%, 10/15/26(4)	415	369,809
		$ 1,857,974
Diversified Media — 1.9%
Arches Buyer, Inc.:
4.25%, 6/1/28(4)	200	$ 174,205
6.125%, 12/1/28(4)	200	172,451
Clear Channel International B.V., 6.625%, 8/1/25(4)	275	274,101
CMG Media Corp., 8.875%, 12/15/27(4)	450	351,765
TripAdvisor, Inc., 7.00%, 7/15/25(4)	500	501,365
		$ 1,473,887
Energy — 8.5%
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(4)	630	$ 625,780
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 7.875%, 5/15/26(4)	350	357,723
Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Callon Petroleum Co., 6.375%, 7/1/26	226	$ 221,804
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(4)	845	833,090
CVR Energy, Inc., 5.25%, 2/15/25(4)	300	291,641
EQM Midstream Partners, L.P.:
4.00%, 8/1/24	262	256,652
7.50%, 6/1/27(4)	500	507,894
Matador Resources Co., 5.875%, 9/15/26	250	243,512
Neptune Energy Bondco PLC, 6.625%, 5/15/25(4)	720	715,375
New Fortress Energy, Inc.:
6.50%, 9/30/26(4)	400	367,525
6.75%, 9/15/25(4)	400	381,393
Permian Resources Operating, LLC:
5.375%, 1/15/26(4)	153	147,551
7.75%, 2/15/26(4)	360	365,030
Precision Drilling Corp., 7.125%, 1/15/26(4)	200	198,354
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(4)	200	191,227
Southwestern Energy Co., 5.70%, 1/23/25	200	198,924
Tap Rock Resources, LLC, 7.00%, 10/1/26(4)	485	501,348
Transocean, Inc., 7.25%, 11/1/25(4)	225	222,266
		$ 6,627,089
Entertainment & Film — 0.6%
Cinemark USA, Inc., 8.75%, 5/1/25(4)	180	$ 181,966
Live Nation Entertainment, Inc., 4.875%, 11/1/24(4)	325	320,835
		$ 502,801
Environmental — 1.4%
GFL Environmental, Inc., 3.75%, 8/1/25(4)	1,190	$ 1,138,617
		$ 1,138,617
Food & Drug Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 7.50%, 3/15/26(4)	350	$ 356,584
		$ 356,584
Food, Beverage & Tobacco — 3.6%
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(4)	707	$ 705,960
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(4)	298	283,460
Performance Food Group, Inc., 6.875%, 5/1/25(4)	752	752,639
US Foods, Inc., 6.25%, 4/15/25(4)	1,075	1,078,676
		$ 2,820,735

Eaton Vance
Short Duration High Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Gaming — 5.0%
Caesars Entertainment, Inc.:
6.25%, 7/1/25(4)		950	$ 945,682
8.125%, 7/1/27(4)		380	390,098
International Game Technology PLC, 6.50%, 2/15/25(4)		447	448,073
MGM Resorts International, 5.75%, 6/15/25		700	692,933
Raptor Acquisition Corp./Raptor Co.-Issuer, LLC, 4.875%, 11/1/26(4)		650	609,984
Scientific Games International, Inc., 7.00%, 5/15/28(4)		300	299,192
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(4)		580	569,597
			$ 3,955,559
Healthcare — 5.9%
Endo DAC/Endo Finance, LLC/Endo Finco, Inc., 5.875%, 10/15/24(4)(5)		260	$ 189,852
Grifols S.A., 1.625%, 2/15/25(6)	EUR	450	478,174
IQVIA, Inc., 5.00%, 10/15/26(4)		500	486,004
ModivCare, Inc., 5.875%, 11/15/25(4)		658	611,058
P&L Development, LLC/PLD Finance Corp., 7.75%, 11/15/25(4)		325	280,842
Perrigo Finance Unlimitd Co., 3.90%, 12/15/24		527	511,217
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(4)		856	803,708
Team Health Holdings, Inc., 6.375%, 2/1/25(4)		250	127,799
Tenet Healthcare Corp., 4.875%, 1/1/26		758	734,381
US Acute Care Solutions, LLC, 6.375%, 3/1/26(4)		416	364,000
			$ 4,587,035
Homebuilders & Real Estate — 5.2%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(4)		271	$ 260,562
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(4)		921	906,449
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.375%, 6/15/26(4)		342	309,244
Meritage Homes Corp., 6.00%, 6/1/25		300	299,918
Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(4)		403	398,256
Starwood Property Trust, Inc., 3.75%, 12/31/24(4)		964	921,584
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24(4)		399	397,511
VICI Properties, L.P./VICI Note Co., Inc., 3.50%, 2/15/25(4)		619	594,970
			$ 4,088,494
Insurance — 1.4%
AssuredPartners, Inc., 7.00%, 8/15/25(4)		342	$ 338,010
Security	Principal Amount* (000's omitted)	Value
Insurance (continued)
HUB International, Ltd., 7.00%, 5/1/26(4)	387	$ 386,664
USI, Inc., 6.875%, 5/1/25(4)	370	368,853
		$ 1,093,527
Leisure — 5.5%
Life Time, Inc., 8.00%, 4/15/26(4)	445	$ 445,360
NCL Corp., Ltd.:
3.625%, 12/15/24(4)	1,152	1,107,382
5.875%, 3/15/26(4)	245	232,054
Royal Caribbean Cruises, Ltd.:
5.50%, 8/31/26(4)	250	239,985
11.625%, 8/15/27(4)	225	245,885
Sabre GLBL, Inc.:
9.25%, 4/15/25(4)	37	34,731
11.25%, 12/15/27(4)	143	126,601
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(4)	520	528,742
Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)	200	185,405
Vail Resorts, Inc., 6.25%, 5/15/25(4)	450	451,615
Viking Cruises, Ltd., 6.25%, 5/15/25(4)	727	714,312
		$ 4,312,072
Metals & Mining — 2.0%
Constellium SE, 5.875%, 2/15/26(4)	250	$ 246,658
First Quantum Minerals, Ltd., 6.875%, 3/1/26(4)	500	493,717
Hudbay Minerals, Inc., 4.50%, 4/1/26(4)	400	379,816
New Gold, Inc., 7.50%, 7/15/27(4)	448	428,756
		$ 1,548,947
Paper — 1.1%
Clearwater Paper Corp., 5.375%, 2/1/25(4)	187	$ 182,966
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(4)	780	658,889
		$ 841,855
Publishing & Printing — 0.5%
LABL, Inc., 10.50%, 7/15/27(4)	250	$ 238,392
McGraw-Hill Education, Inc., 5.75%, 8/1/28(4)	191	167,884
		$ 406,276
Railroad — 0.5%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(4)	400	$ 383,632
		$ 383,632

Eaton Vance
Short Duration High Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Restaurant — 2.6%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.75%, 4/15/25(4)		356	$ 354,131
Dave & Buster's, Inc., 7.625%, 11/1/25(4)		518	523,835
IRB Holding Corp., 7.00%, 6/15/25(4)		753	757,443
Legends Hospitality Holding Co., LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 2/1/26(4)		420	394,390
			$ 2,029,799
Services — 5.6%
Allied Universal Holdco, LLC/Allied Universal Finance Corp.:
6.625%, 7/15/26(4)		442	$ 422,479
9.75%, 7/15/27(4)		200	183,656
Aramark Services, Inc., 6.375%, 5/1/25(4)		1,085	1,085,998
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(4)		827	802,227
Hertz Corp. (The), 4.625%, 12/1/26(4)		279	252,314
Korn Ferry, 4.625%, 12/15/27(4)		380	357,665
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)		400	372,547
WESCO Distribution, Inc., 7.125%, 6/15/25(4)		899	910,130
			$ 4,387,016
Steel — 1.1%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		515	$ 522,087
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(4)		376	378,628
			$ 900,715
Super Retail — 2.0%
Bath & Body Works, Inc., 9.375%, 7/1/25(4)		309	$ 326,445
Dufry One B.V., 2.50%, 10/15/24(6)	EUR	350	377,128
Evergreen AcqCo 1, L.P./TVI, Inc., 9.75%, 4/26/28(4)		256	267,123
Hanesbrands, Inc., 4.875%, 5/15/26(4)		158	148,310
Kohl's Corp., 4.25%, 7/17/25		270	253,263
William Carter Co. (The), 5.625%, 3/15/27(4)		185	180,528
			$ 1,552,797
Technology — 3.5%
Clarios Global, L.P., 6.75%, 5/15/25(4)		299	$ 299,974
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(4)		750	760,771
Gen Digital, Inc.:
5.00%, 4/15/25(4)		322	317,698
6.75%, 9/30/27(4)		500	502,197
Security	Principal Amount* (000's omitted)	Value
Technology (continued)
Seagate HDD Cayman, 4.75%, 1/1/25	410	$ 403,342
Sensata Technologies B.V., 5.00%, 10/1/25(4)	500	487,868
		$ 2,771,850
Telecommunications — 2.0%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(4)	285	$ 273,493
Iliad Holding SASU, 6.50%, 10/15/26(4)	460	441,260
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(4)	600	561,774
Viasat, Inc., 5.625%, 9/15/25(4)	300	281,577
		$ 1,558,104
Transport Excluding Air & Rail — 0.7%
Fenix Marine Service Holdings, Ltd., 8.00%, 1/15/24	562	$ 565,341
		$ 565,341
Utility — 2.2%
Calpine Corp., 5.25%, 6/1/26(4)	350	$ 340,191
Ferrellgas, L.P./Ferrellgas Finance Corp., 5.375%, 4/1/26(4)	400	377,019
NextEra Energy Operating Partners, L.P., 4.25%, 7/15/24(4)	741	727,892
NRG Energy, Inc., 6.625%, 1/15/27	300	298,253
		$ 1,743,355
Total Corporate Bonds (identified cost $69,905,859)		$69,376,686

Senior Floating-Rate Loans — 9.8%(7)
Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 1.1%
Mileage Plus Holdings, LLC, Term Loan, 10.764%, (3 mo. USD LIBOR + 5.25%), 6/21/27	$848	$ 886,118
		$ 886,118
Capital Goods — 0.4%
EMRLD Borrower, L.P., Term Loan, 8.264%, (SOFR + 3.00%), 5/31/30	$311	$ 311,455
		$ 311,455

Eaton Vance
Short Duration High Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals — 0.5%
Olympus Water US Holding Corporation, Term Loan, 9.254%, (SOFR + 3.75%), 11/9/28	$389	$ 373,626
		$ 373,626
Gaming — 0.8%
Spectacle Gary Holdings, LLC, Term Loan, 9.769%, (SOFR + 4.25%), 12/10/28	$623	$ 610,012
		$ 610,012
Healthcare — 1.3%
Jazz Financing Lux S.a.r.l., Term Loan, 8.933%, (SOFR + 3.50%), 5/5/28	$369	$ 368,971
Pluto Acquisition I, Inc., Term Loan, 9.476%, (3 mo. USD LIBOR + 4.00%), 6/22/26	288	238,576
Verscend Holding Corp., Term Loan, 9.433%, (SOFR + 4.00%), 8/27/25	434	434,242
		$ 1,041,789
Restaurant — 1.1%
Dave & Buster's, Inc., Term Loan, 6/29/29(8)	$1,170	$ 770,385
IRB Holding Corp., Term Loan, 12/15/27(8)	95	94,579
		$ 864,964
Services — 1.7%
AlixPartners, LLP:
Term Loan, 8.183%, (SOFR + 2.75%), 2/4/28	$875	$ 875,155
Term Loan, 2/4/28(8)	52	51,610
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 13.952%, (SOFR + 8.85%), 6.702% cash, 7.25% PIK, 2/28/25	381	374,127
		$ 1,300,892
Super Retail — 1.7%
Michaels Companies, Inc., Term Loan, 9.754%, (SOFR + 4.25%), 4/15/28	$304	$ 281,044
PetSmart, Inc., Term Loan, 9.169%, (SOFR + 3.75%), 2/11/28	1,067	1,068,341
		$ 1,349,385
Technology — 1.2%
Clarios Global, L.P., Term Loan, 9.069%, (SOFR + 3.75%), 5/6/30	$65	$ 65,073
GoTo Group, Inc., Term Loan, 10.269%, (SOFR + 4.75%), 8/31/27	2	1,124
Borrower/Description	Principal Amount (000's omitted)	Value
Technology (continued)
Presidio Holdings, Inc., Term Loan, 8.967%, (SOFR + 3.50%), 1/22/27(9)	$834	$ 832,672
Riverbed Technology, Inc., Term Loan, 9.742%, (SOFR + 4.50%), 7/1/28	21	12,888
		$ 911,757
Total Senior Floating-Rate Loans (identified cost $7,648,833)		$ 7,649,998

Short-Term Investments — 4.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(10)	3,602,480	$ 3,602,480
Total Short-Term Investments (identified cost $3,602,480)		$ 3,602,480
Total Investments — 103.8% (identified cost $81,881,076)		$81,277,630
Other Assets, Less Liabilities — (3.8)%		$(2,984,201)
Net Assets — 100.0%		$78,293,429
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(2)	Non-income producing security.
(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $55,326,128 or 70.7% of the Fund's net assets.
(5)	Issuer is in default with respect to interest and/or principal payments.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of these securities is $855,302 or 1.1% of the Fund's net assets.

Eaton Vance
Short Duration High Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	This Senior Loan will settle after July 31, 2023, at which time the interest rate will be determined.
(9)	The stated interest rate represents the weighted average interest rate at July 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	337,472	EUR	305,172	HSBC Bank USA, N.A.	10/31/23	$459	$ —
USD	269,958	EUR	244,408	HSBC Bank USA, N.A.	10/31/23	49	—
USD	257,999	EUR	233,604	HSBC Bank USA, N.A.	10/31/23	22	—
						$530	$—
Abbreviations:
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

At July 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Affiliated Investments
At July 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,602,480, which represents 4.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,521,527	$38,571,072	$(39,490,119)	$ —	$ —	$3,602,480	$104,330	3,602,480
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Short Duration High Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ —	$ —	$0	$ 0
Convertible Bonds	—	648,466	—	648,466
Convertible Preferred Stocks	—	—	0	0
Corporate Bonds	—	69,376,686	—	69,376,686
Senior Floating-Rate Loans	—	7,649,998	—	7,649,998
Short-Term Investments	3,602,480	—	—	3,602,480
Total Investments	$3,602,480	$77,675,150	$ —	$81,277,630
Forward Foreign Currency Exchange Contracts	$ —	$ 530	$ —	$ 530
Total	$3,602,480	$77,675,680	$ —	$81,278,160
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2023 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.